SUBSEQUENT EVENTS AFTER BALANCE DATE	6 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
SUBSEQUENT EVENTS AFTER BALANCE DATE
11.	SUBSEQUENT EVENTS AFTER BALANCE DATE

(a)
On February 11, 2020, the Company announced the proposed issue (subject to shareholder approval) of 2,000,000 fully paid ordinary shares to Non-Executive Directors and 6,000,000 incentive options and 2,250,000 performance rights to the Managing Director as part of remuneration arrangements and to incentivise continued performance.

Other than as outlined above, at the date of this report there are no other significant events occurring after balance date requiring disclosure.